LEASES (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of operating right-of-use assets and operating lease liabilities

Operating lease right-of-use assets	$26,927

Operating lease liabilities, current	$3,720
Operating lease liabilities, non-current	30,201

Total operating lease liabilities	$33,921

Weighted average remaining lease term (years)	9.95
Weighted average discount rate of operating leases	4.55%

Schedule of operating lease costs
Year ended December 31, 2022
Operating lease costs	$4,455
Variable lease payments	$13
Short term lease costs	$175
Operating cash flows from lease incentives received, net of cash paid for operating leases	$(5,314)

Schedule of minimum lease payments over the remaining lease
Year Ended December 31,
2023	$3,800
2024	3,894
2025	4,235
2026	4,235
2027 and thereafter	26,018

Total undiscounted lease payments	$42,182

Less: interest	(8,261)

Present value of lease liabilities	$33,921